Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Interest on long-term-debt	$ 33	$ 21
Unwinding discount on lease liabilities	7
Finance costs	$ 40	$ 21